PREMISES AND EQUIPMENT (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation	$ 522,000	$ 581,000	$ 659,000
Lease Expiration, Description	expire at various times through 2027.
Operating Leases, Rent Expense	$ 185,000	$ 131,000	$ 140,000